15 RESTRICTED STOCK UNITS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 10, 2016	Aug. 04, 2015	Jun. 28, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of restricted shares outstanding				590,869
Number of restricted stock units vested				83,189
Restricted Stock Unit [Member]
Number of restricted shares outstanding		83,189
Restricted stock units		$ 3.51
Aggregate value of restricted stock units on grant date		$ 291,994
Restricted stock unit expense				$ 172,797	$ 119,197
Restricted Stock Unit [Member]
Number of restricted shares outstanding	500,000
Number of restricted stock units vested	0
Restricted stock units	$ 7.00
Aggregate value of restricted stock units on grant date	$ 3,500,000
Restricted stock unit expense				746,348
Restricted Stock Unit [Member]
Number of restricted shares outstanding			7,680
Number of restricted stock units vested			0
Restricted stock units			$ 6.51
Aggregate value of restricted stock units on grant date			$ 49,997
Restricted stock unit expense				$ 25,135